Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Non-Financial Assets
Schedule Of Prepaid Expenses and Other Tax Assets

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	305	131	436	264	123	387
Other tax assets	170	98	268	209	66	275
Total	475	229	704	472	189	662
Other non-financial assets	889	1,301	2,191	725	687	1,411
Prepaid expenses and other tax assets as % of other non-financial assets	53	18	32	65	28	47